Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 1	$ 1	$ 3
Total current assets	1	1	3
Non-current assets
Total assets	1	1	3
Stockholder’s equity
Total liabilities and stockholder’s equity	1	1	3
Galaxy Digital Holdings, LP
Current assets
Cash and cash equivalents	509,438	462,103	316,610
Digital intangible assets (includes $1,671.3 and $1,997.4 million measured at fair value)	2,123,860	2,547,581	972,429
Digital financial assets	514,479	359,665	74,386
Digital assets loan receivable, net of allowance	280,095	579,530	104,504
Investments	545,754	834,812	0
Assets posted as collateral	506,634	277,147	318,195
Derivative assets	128,353	207,653	173,209
Accounts receivable (includes $4.5 and $4.2 million due from related parties)	28,864	55,279	60,929
Digital assets receivable	17,674	53,608	14,686
Loans receivable	407,966	476,620	377,105
Prepaid expenses and other assets	29,884	26,892	36,924
Total current assets	5,093,001	5,880,890	2,448,977
Non-current assets
Digital assets receivable	1,996	7,112	6,174
Investments (includes $669.6 and $745.5 million measured at fair value)	736,060	808,694	735,103
Digital intangible assets	15,030	20,979	41,356
Loans receivable, non-current	56,800	0	10,259
Property and equipment, net	262,216	237,038	213,348
Other non-current assets	113,052	107,105	94,806
Goodwill	58,037	58,037	44,257
Total non-current assets	1,243,191	1,238,965	1,145,303
Total assets	6,336,192	7,119,855	3,594,280
Current liabilities:
Derivative liabilities	89,702	165,858	160,642
Accounts payable and accrued liabilities (includes $111.0 and $96.9 million due to related parties)	270,468	281,531	140,376
Digital assets borrowed	1,760,455	1,497,609	398,277
Payable to customers — Cash			3,442
Loans payable	345,249	510,718	93,069
Collateral payable	943,513	1,399,655	581,362
Other current liabilities	73,358	13,034	40,936
Total current liabilities	3,502,033	3,887,925	1,418,104
Non-current liabilities
Notes payable	763,798	845,186	408,053
Other non-current liabilities	162,114	192,392	56,952
Total non-current liabilities	932,515	1,037,578	465,005
Total liabilities	4,434,548	4,925,503	1,883,109
Commitments and contingencies (Note 17)
Stockholder’s equity
Unit holder’s capital	1,901,644	2,194,352	1,711,171
Total stockholder’s equity	1,901,644	2,194,352	1,711,171
Total liabilities and stockholder’s equity	6,336,192	7,119,855	3,594,280
Galaxy Digital Holdings, LP | Carrying Value
Current liabilities:
Accounts payable and accrued liabilities (includes $111.0 and $96.9 million due to related parties)	270,468	281,531	140,376
Payable to customers — Cash	19,288	19,520	3,442
Galaxy Digital Holdings, LP | Related Party
Current assets
Accounts receivable (includes $4.5 and $4.2 million due from related parties)	4,500	4,200	1,600
Current liabilities:
Accounts payable and accrued liabilities (includes $111.0 and $96.9 million due to related parties)	$ 111,000	$ 96,900	$ 66,900